UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 March 2009

Check here if Amendment |_|; Amendment Number: ___
   This Amendment (Check only one): |_| is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Street
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       20 April 2009
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  US$284.032 million

                               Nevsky Capital LLP

                           Form 13F Information Table

                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS SOLE   SHARED  NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  ------   ------ ------- ----
AMERICA MOVIL-ADR SERIES L	ADR	02364W105	52,492	1,938,420	N/A	Y	N	Y
ANGLOGOLD ASHANTI-SPON ADR	ADR	035128206	4,779	130,000		N/A	Y	N	Y
BANCO BRADESCO-ADR		ADR	059460303	11,920	1,204,000	N/A	Y	N	Y
CHINA LIFE INSURANCE CO-ADR	ADR	16939P106	881	17,900		N/A	Y	N	Y
CHINA MOBILE LTD-SPON ADR	ADR	16941M109	1,388	31,900		N/A	Y	N	Y
CHINA PETROLEUM & CHEM-ADR	ADR	16941R108	4,284	66,755		N/A	Y	N	Y
CHUNGHWA TELECOM LTD-ADR	ADR	17133Q403	1,085	59,503		N/A	Y	N	Y
CNOOC LTD-ADR			ADR	126132109	770	7,650		N/A	Y	N	Y
COMPANHIA DE BEBIDAS-PRF ADR	ADR	20441W203	13,990	292,981		N/A	Y	N	Y
CIA VALE DO RIO DOCE-ADR	ADR	204412209	8,219	617,987		N/A	Y	N	Y
CIA DE MINAS BUENAVENTUR-ADR	ADR	204448104	13,082	545,532		N/A	Y	N	Y
DESARROLLADORA HOMEX-ADR	ADR	25030W100	2,776	209,656		N/A	Y	N	Y
ENERSIS S.A. -SPONS 	ADR	ADR	29274F104	8,094	536,000		N/A	Y	N	Y
FOMENTO ECONOMICO MEX-SP ADR	ADR	344419106	5,517	218,858		N/A	Y	N	Y
GRUPO TELEVISA SA-SPONS ADR	ADR	40049J206	10,451	766,200		N/A	Y	N	Y
ICICI BANK LTD-SPON ADR		ADR	45104G104	93	7,000		N/A	Y	N	Y
ISHARES MSCI EMERGING MKT IN	ETP	464287234	8,832	356,000		N/A	Y	N	Y
KB FINANCIAL GROUP INC-ADR	ADR	48241A105	3,063	126,295		N/A	Y	N	Y
MOBILE TELESYSTEMS-SP ADR	ADR	607409109	8,240	275,400		N/A	Y	N	Y
VIMPELCOM-SP ADR		ADR	68370R109	17,538	2,681,669	N/A	Y	N	Y
PETROCHINA CO LTD -ADR		ADR	71646E100	4,649	58,325		N/A	Y	N	Y
PETROLEO BRASILEIRO-SPON ADR	ADR	71654V101	25,642	1,046,600	N/A	Y	N	Y
PETROLEO BRASILEIRO S.A.-ADR	ADR	71654V408	29,483	967,600		N/A	Y	N	Y
POSCO-ADR			ADR	693483109	2,840	42,500		N/A	Y	N	Y
SK TELECOM CO LTD-ADR		ADR	78440P108	100	6,500		N/A	Y	N	Y
TELE NORTE LESTE PART-ADR	ADR	879246106	7,705	556,716		N/A	Y	N	Y
TELEFONOS DE MEXICO-SP ADR L	ADR	879403780	2,467	164,000		N/A	Y	N	Y
TEVA PHARMACEUTICAL-SP ADR	ADR	881624209	25,746	571,500		N/A	Y	N	Y
BANCO SANTANDER-CHILE-ADR	ADR	05965X109	1,140	33,200		N/A	Y	N	Y
BRASIL DISTR PAO ACU-SP ADR	ADR	20440T201	1,928	71,200		N/A	Y	N	Y
CIA VALE DO RIO DOCE-SP ADR	ADR	204412100	4,839	429,000		N/A	Y	N	Y





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